The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2020 (Unaudited)

MEXICO - 93.83%	Shares	Value

COMMON STOCKS - 67.02%
Beverages - 6.46%
Arca Continental, S.A.B. de C.V.	101,756	$391,935
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	82,739	534,760
		926,695
Building Materials - 3.39%
Grupo Cementos de Chihuahua, S.A.B. de C.V.	167,707	486,817
Chemical Products - 6.63%
Alpek, S.A.B. de C.V. - Series A	628,368	298,789
Orbia Advance Corp., S.A.B. de C.V.	552,669	652,168
		950,957
Construction and Infrastructure - 4.86%
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	141,287	697,612
Energy - 8.41%
Infraestructura Energetica Nova, S.A.B. de C.V.	389,319	1,207,323
Financial Groups - 3.25%
Gentera, S.A.B. de C.V.	773,700	307,541
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	58,256	159,315
		466,856
Food - 2.15%
Gruma, S.A.B. de C.V. - Series B	32,478	308,313
Hotels, Restaurants, and Recreation - 2.87%
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	329,084	412,362
Mining - 1.13%
Grupo Mexico, S.A.B. de C.V. - Series B	76,044	162,178
Railroads - 4.58%
GMexico Transportes, S.A.B. de C.V.	712,247	656,954
Real Estate Services - 1.93%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	202,634	277,706
Retail - 6.59%
Organizacion Soriana, S.A.B. de C.V. - Class B	180,395	133,831
Wal-Mart de Mexico, S.A.B. de C.V.	337,836	812,595
		946,426
Telecommunication - 14.77%
America Movil, S.A.B. de C.V. - Series L	3,499,587	2,119,994
TOTAL COMMON STOCKS (Cost $11,523,028)		9,620,193

CAPITAL DEVELOPMENT CERTIFICATES - 8.48%
Atlas Discovery Trust II (b)(c)(d)	300,000	1,217,110
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)		1,217,110

MEXICAN CORPORATE BONDS - 8.64%
Beverages - 8.64%
Coca-Cola Femsa, S.A.B. de C.V.
7.350%, 01/28/2028	30,010,000	1,241,096
TOTAL MEXICAN CORPORATE BONDS (Cost $1,575,214)		1,241,096

MEXICAN GOVERNMENT NOTES/BONDS - 2.89%
Bonos de Desarrollo del Gobierno Federal
6.250%, 03/25/2021	10,000,000	414,624
TOTAL MEXICAN GOVERNMENT NOTES/BONDS (Cost $416,338)		414,624

MEXICAN MUTUAL FUNDS - 0.35%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (a)	316,084	50,494
TOTAL MEXICAN MUTUAL FUNDS (Cost $48,722)		50,494

REAL ESTATE INVESTMENT TRUSTS - 6.45%
Financial Groups - 3.52%
CFE Capital, S. de R.L. de C.V.	636,927	505,556
Real Estate Services - 2.93%
Concentradora Fibra Danhos, S.A. de C.V.	544,350	420,555
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,344,352)		926,111
TOTAL MEXICO (Cost $16,368,357)		13,469,628

UNITED STATES - 0.81%

INVESTMENT COMPANIES - 0.81%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.159% (e)	115,893	115,893
TOTAL INVESTMENT COMPANIES (Cost $115,893)		115,893
TOTAL UNITED STATES (Cost $115,893)

Total Investments (Cost $16,484,250) - 94.64%		13,585,521
Other Assets in Excess of Liabilities - 5.36%		769,102
TOTAL NET ASSETS - 100.00%		$14,354,623

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $1,629,472, representing 11.35% of net assets.
(c)	Fair valued securities. The total market value of these securities were $1,629,472, representing 11.35% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at April 30, 2020.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2020:

	Level 1	Level 2	Level 3*	Total
Equity
Beverages	$926,695	$-	$-	$926,695
Building Materials	486,817	-	-	486,817
Capital Development Certificates	-	-	1,217,110	1,217,110
Chemical Products	950,957	-	-	950,957
Construction and Infrastructure	697,612	-	-	697,612
Energy	1,207,323	-	-	1,207,323
Financial Groups	466,856	-	-	466,856
Food	308,313	-	-	308,313
Hotels, Restaurants, and Recreation	-	-	412,362	412,362
Mining	162,178	-	-	162,178
Railroads	656,954	-	-	656,954
Real Estate Services	277,706	-	-	277,706
Retail	946,426	-	-	946,426
Telecommunication	2,119,994	-	-	2,119,994
Total Equity	$9,207,831	$-	$1,629,472	$10,837,303

Mexican Corporate Bonds	$-	$1,241,096	$-	$1,241,096

Mexican Government Notes/Bonds	$-	$414,624	$-	$414,624

Mexican Mutual Funds	$50,494	$-	$-	$50,494

Real Estate Investment Trusts	$926,111	$-	$-	$926,111

Short-Term Investments	$115,893	$-	$-	$115,893
Total Investments in Securities	$10,300,329	$1,655,720	$1,629,472	$13,585,521

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2019	$997,355	$1,641,479
Acquisitions	-	-
Dispositions	(228,060)	-
Realized gain	81,529	-
Change in unrealized depreciation	(438,462)	(424,369)
Balance as of April 30, 2020	$412,362	$1,217,110

Change in unrealized depreciation during the period for Level 3 investments held at April 30, 2020	$(438,462)	$(424,369)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2020:

	Fair Value April 30, 2020	Valuation Methodologies	Unobservable Input (1)	Range
Common Stock	$412,362	Market Comparables	Liquidity Discount	$1.206-$2.388
Capital Development Certificates	$1,217,110	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	$3.720-$5.944

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.